Document And Entity Information (USD $)	12 Months Ended
	Jan. 31, 2013	Apr. 15, 2013	Jul. 29, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RED METAL RESOURCES, LTD.
Document Type	S-1
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding		17,956,969
Entity Public Float			$ 2,793,881
Amendment Flag	false
Entity Central Index Key	0001358654
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Smaller Reporting Company
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jan 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Consolidated Balance Sheets (USD $)	Apr. 30, 2013	Jan. 31, 2013	Apr. 30, 2012	Apr. 12, 2012	Jan. 31, 2012	Apr. 07, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2007	Jan. 31, 2006	Jan. 31, 2005
ASSETS
Cash	$ 39,682	$ 3,151	$ 127,087		$ 24,467		$ 8,655
Prepaids and other receivables	2,866	991			45,156
Total current assets	42,548	4,142			69,623
Equipment, net	11,330	12,224			16,713
Unproved mineral properties	848,432	852,611			796,828
Total assets	902,310	868,977			883,164
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	313,054	302,018			206,675
Accrued liabilities	180,382	142,126			121,701
Due to related parties	1,376,457	1,308,982			905,562
Notes payable to related party	369,523	334,128			236,820
Total liabilities	2,239,416	2,087,254			1,470,758
Common stock, $0.001 par value, authorized 500,000,000, 17,956,969 and 17,189,634 issued and outstanding at January 31, 2013 and 2012	17,957	17,957		120,301	17,190	2,017,000
Additional paid in capital	5,978,101	5,958,101			5,466,744
Deficit accumulated during the exploration stage	(7,232,913)	(7,085,429)			(5,985,007)
Accumulated other comprehensive loss	(100,251)	(108,906)			(86,521)
Total stockholders' deficit	(1,337,106)	(1,218,277)	(735,762)		(587,594)		(204,150)	346,906	(221,551)	(116,073)	14,177	49,062	(825)
Total liabilities and stockholders' deficit	$ 902,310	$ 868,977			$ 883,164

Consolidated Balance Sheets (Parentheticals) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	17,956,969	17,956,969	17,189,634
Common stock, outstanding	17,956,969	17,956,969	17,189,634

Consolidated Statements of Operations (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Revenue
Geological services	$ 7,804
	7,804
Operating expenses
Administration	40,355	44,056
Advertising and promotion	39,840	202,125
Amortization	4,489	3,107
Automobile	7,166	27,662
Bank charges	6,346	6,374
Consulting fees	232,068	318,914
Interest on current debt	165,387	104,314
IVA expense	4,640	33,780
Mineral exploration costs	231,852	1,156,868
Office	21,189	25,631
Professional fees	105,468	225,858
Rent	13,579	13,582
Regulatory	39,651	28,433
Travel and entertainment	32,223	96,014
Salaries, wages and benefits	81,148	84,029
Stock based compensation		527,318
Foreign exchange loss	(334)	14,653
Write-down of unproved mineral properties	83,159	15,470
	1,108,226	2,928,188
Net loss	$ (1,100,422)	$ (2,928,188)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.06)	$ (0.19)
Weighted average number of shares outstanding - basic and diluted (in Shares)	17,865,307	15,759,661

Consolidated Statement of Stockholders' Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Jan. 09, 2005
Net loss			$ (825)		$ (825)
Balance at Jan. 31, 2005			(825)		(825)
Balance at Jan. 10, 2005
Net loss			(825)		(825)
Balance at Jan. 31, 2005			(825)		(825)
Common stock issued for cash	5,525	53,725			59,250
Common stock issued for cash (in Shares)	5,525,000
Common stock adjustment (in Shares)	45
Donated services		3,000			3,000
Net loss			(12,363)		(12,363)
Balance at Jan. 31, 2006	5,525	56,725	(13,188)		49,062
Balance (in Shares) at Jan. 31, 2006	5,525,045
Donated services		9,000			9,000
Net loss			(43,885)		(43,885)
Balance at Jan. 31, 2007	5,525	65,725	(57,073)		14,177
Balance (in Shares) at Jan. 31, 2007	5,525,045
Common stock issued for cash	24	99,976			100,000
Common stock issued for cash (in Shares)	23,810
Donated services		2,250			2,250
Return of common stock to treasury	(1,750)	1,749			(1)
Return of common stock to treasury (in Shares)	(1,750,000)
Net loss			(232,499)		(232,499)
Balance at Jan. 31, 2008	3,799	169,700	(289,572)		(116,073)
Balance (in Shares) at Jan. 31, 2008	3,798,855
Common stock issued for cash	357	1,299,643			1,300,000
Common stock issued for cash (in Shares)	357,147
Net loss			(1,383,884)		(1,383,884)
Foreign currency exchange loss				(21,594)	(21,594)
Balance at Jan. 31, 2009	4,156	1,469,343	(1,673,456)	(21,594)	(221,551)
Balance (in Shares) at Jan. 31, 2009	4,156,002
Common stock issued for cash	1,678	160,822			162,500
Common stock issued for cash (in Shares)	1,678,572
Common stock issued for debt	3,843	1,148,675			1,152,518
Common stock issued for debt (in Shares)	3,841,727
Net loss			(710,745)		(710,745)
Foreign currency exchange loss				(35,816)	(35,816)
Balance at Jan. 31, 2010	9,677	2,778,840	(2,384,201)	(57,410)	346,906
Balance (in Shares) at Jan. 31, 2010	9,676,301
Common stock issued for cash	540	134,460			135,000
Common stock issued for cash (in Shares)	540,000
Net loss			(672,618)		(672,618)
Foreign currency exchange loss				(13,438)	(13,438)
Balance at Jan. 31, 2011	10,217	2,913,300	(3,056,819)	(70,848)	(204,150)
Balance (in Shares) at Jan. 31, 2011	10,216,301
Common stock issued for cash	6,290	1,821,810			1,828,100
Common stock issued for cash (in Shares)	6,290,000
Common stock issued for debt	433	129,567			130,000
Common stock issued for debt (in Shares)	433,333				166,667
Warrants exercised for cash	83	24,916			24,999
Warrants exercised for cash (in Shares)	83,333
Warrants exercised for debt	167	49,833			50,000
Warrants exercised for debt (in Shares)	166,667
Stock options		527,318			527,318
Net loss			(2,928,188)		(2,928,188)
Foreign currency exchange loss				(15,673)	(15,673)
Balance at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Balance (in Shares) at Jan. 31, 2012	17,189,634				17,189,634
Common stock issued for cash (in Shares)	267,335
Warrants exercised for cash	500	149,500			150,000
Net loss			(397,663)		(397,663)
Foreign currency exchange loss				(20,806)	(20,806)
Balance at Apr. 30, 2012	17,957	5,736,278	(6,382,670)	(107,327)	(735,762)
Balance (in Shares) at Apr. 30, 2012	17,956,969
Balance at Jan. 31, 2012	17,190	5,466,744	(5,985,007)	(86,521)	(587,594)
Balance (in Shares) at Jan. 31, 2012	17,189,634				17,189,634
Common stock issued for cash	267	120,034			120,301
Common stock issued for cash (in Shares)	267,335
Extinguishment of related party debt		191,823			191,823
Warrants exercised for cash	500	149,500			150,000
Warrants exercised for cash (in Shares)	500,000
Donated services		30,000			30,000
Net loss			(1,100,422)		(1,100,422)
Foreign currency exchange loss				(22,385)	(22,385)
Balance at Jan. 31, 2013	17,957	5,958,101	(7,085,429)	(108,906)	(1,218,277)
Balance (in Shares) at Jan. 31, 2013	17,956,969				17,956,969
Balance at Apr. 30, 2012		5,736,278	(6,382,670)	(107,327)	(735,762)
Extinguishment of related party debt		191,823			191,823
Donated services		30,000			30,000
Net loss			(702,759)		(702,759)
Foreign currency exchange loss				(1,579)	(1,579)
Balance at Jan. 31, 2013		5,958,101	(7,085,429)	(108,906)	(1,218,277)
Balance (in Shares) at Jan. 31, 2013					17,956,969
Donated services		20,000			20,000
Net loss			(147,484)		(147,484)
Foreign currency exchange loss				8,655	8,655
Balance at Apr. 30, 2013	$ 17,957	$ 5,978,101	$ (7,232,913)	$ (100,251)	$ (1,337,106)
Balance (in Shares) at Apr. 30, 2013	17,956,969				17,956,969

Consolidated Statements of Cash Flows (USD $)	12 Months Ended		97 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013
Cash flows used in operating activities:
Net loss	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)
Adjustments to reconcile net loss to net cash used in operating activities:
Donated services and rent	30,000		44,250
Write-down of unproved mineral properties	83,159	15,470	324,315
Amortization	4,489	3,107	7,596
Stock based compensation		527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	44,165	(7,584)	(991)
Accounts payable	95,343	10,018	302,018
Accrued liabilities	20,425	31,380	282,850
Due to related parties	595,243	395,451	1,838,829
Accrued interest on notes payable to related party	22,829	8,996	105,575
Net cash used in operating activities	(204,769)	(1,944,032)	(3,653,669)
Cash flows used in investing activities:
Purchase of equipment		(19,820)	(19,820)
Acquisition of unproved mineral properties	(138,942)	(150,269)	(1,315,980)
Net cash used in investing activities	(138,942)	(170,089)	(1,335,800)
Cash flows provided by financing activities:
Cash received on issuance of notes payable to related party	131,032	306,889	1,292,311
Repayment of related party notes, including accrued interest	(56,553)	(14,382)	(70,935)
Proceeds from issuance of common stock	270,301	1,853,099	3,880,150
Net cash provided by financing activities	344,780	2,145,606	5,101,526
Effects of foreign currency exchange	(22,385)	(15,673)	(108,906)
Increase (decrease) in cash	(21,316)	15,812	3,151
Cash, beginning	24,467	8,655
Cash, ending	3,151	24,467	3,151
Cash paid for:
Income tax	0	0	0
Interest	$ (6,553)	$ (1,778)	$ (8,331)

Consolidated Balance Sheets (Unaudited) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Apr. 30, 2012	Apr. 12, 2012	Jan. 31, 2012	Apr. 07, 2011	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2007	Jan. 31, 2006	Jan. 31, 2005
ASSETS
Cash	$ 39,682	$ 3,151	$ 127,087		$ 24,467		$ 8,655
Prepaids and other receivables	2,866	991			45,156
Total current assets	42,548	4,142			69,623
Equipment, net	11,330	12,224			16,713
Unproved mineral properties	848,432	852,611			796,828
Total assets	902,310	868,977			883,164
LIABILITIES AND STOCKHOLDERS' DEFICIT
Accounts payable	313,054	302,018			206,675
Accrued liabilities	180,382	142,126			121,701
Due to related parties	1,376,457	1,308,982			905,562
Notes payable to related party	369,523	334,128			236,820
Total liabilities	2,239,416	2,087,254			1,470,758
Common stock, $0.001 par value, authorized 500,000,000, 17,956,969 issued and outstanding at April 30, 2013 and January 31, 2013	17,957	17,957		120,301	17,190	2,017,000
Additional paid in capital	5,978,101	5,958,101			5,466,744
Deficit accumulated during the exploration stage	(7,232,913)	(7,085,429)			(5,985,007)
Accumulated other comprehensive loss	(100,251)	(108,906)			(86,521)
Total stockholders' deficit	(1,337,106)	(1,218,277)	(735,762)		(587,594)		(204,150)	346,906	(221,551)	(116,073)	14,177	49,062	(825)
Total liabilities and stockholders' deficit	$ 902,310	$ 868,977			$ 883,164

Consolidated Balance Sheets (Unaudited) (Parentheticals) (USD $)	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized	500,000,000	500,000,000	500,000,000
Common stock, issued	17,956,969	17,956,969	17,189,634
Common stock, outstanding	17,956,969	17,956,969	17,189,634

Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		97 Months Ended	100 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Apr. 30, 2013
Revenue
Royalties			$ 15,658	$ 15,658
Geological services		7,804	7,804	7,804
		7,804	23,462	23,462
Operating expenses
Administration	11,699	10,115	359,551	371,250
Advertising and promotion	2,098	22,974	567,075	569,173
Amortization	894	1,236	7,596	8,490
Automobile	1,841	4,244	100,547	102,388
Bank charges	1,296	1,368	29,332	30,628
Consulting fees	35,972	80,712	1,017,330	1,053,302
Interest on current debt	27,000	15,032	378,495	405,495
IVA expense	887	2,353	38,420	39,307
Mineral exploration costs	1,813	130,820	2,137,106	2,138,919
Office	6,562	8,965	74,126	80,688
Professional development			5,116	5,116
Professional fees	14,991	58,015	799,605	814,596
Rent	3,493	3,408	68,850	72,343
Regulatory	6,077	20,632	116,730	122,807
Travel and entertainment	3,209	21,654	324,903	328,112
Salaries, wages and benefits	23,900	23,595	217,859	241,759
Stock based compensation			527,318	527,318
Foreign exchange loss (gain)	(248)	344	14,618	14,370
Write-down of unproved mineral properties	6,000		324,314	330,314
	147,484	405,467	7,108,891	7,256,375
Net loss	$ (147,484)	$ (397,663)	$ (7,085,429)	$ (7,232,913)
Net loss per share - basic and diluted (in Dollars per share)	$ (0.01)	$ (0.02)
Weighted average number of shares outstanding - basic and diluted (in Shares)	17,956,969	17,584,212

Consolidated Statement of Stockholders' Equity (Deficit) (Unaudited) (USD $)	3 Months Ended	12 Months Ended
	Apr. 30, 2012	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009	Jan. 31, 2008	Jan. 31, 2006
Balance	$ (735,762)	$ (587,594)	$ (204,150)	$ 346,906	$ (221,551)	$ (116,073)	$ 49,062
Balance (in Shares)		17,189,634
Common stock issued for cash	120,301	1,828,100	135,000	162,500	1,300,000	100,000	59,250
Common stock issued for debt		130,000		1,152,518
Common stock issued for debt (in Shares)		166,667
Warrants exercised for cash	150,000	24,999
Warrants exercised for debt		50,000
Stock options		527,318
Donated services						2,250	3,000
Return of common stock to treasury						(1)
Net loss	(397,663)	(2,928,188)	(672,618)	(710,745)	(1,383,884)	(232,499)	(12,363)
Foreign currency exchange gain (loss)	(20,806)	(15,673)	(13,438)	(35,816)	(21,594)
Common Stock [Member]
Balance	17,957	17,190	10,217	9,677	4,156	3,799	5,525
Balance (in Shares)	17,956,969	17,189,634	10,216,301	9,676,301	4,156,002	3,798,855	5,525,045
Common stock issued for cash	267	6,290	540	1,678	357	24	5,525
Common stock issued for cash (in Shares)	267,335	6,290,000	540,000	1,678,572	357,147	23,810	5,525,000
Common stock issued for debt		433		3,843
Common stock issued for debt (in Shares)		433,333		3,841,727
Warrants exercised for cash	500	83
Warrants exercised for cash (in Shares)	500,000	83,333
Warrants exercised for debt		167
Warrants exercised for debt (in Shares)		166,667
Common stock adjustment (in Shares)							45
Return of common stock to treasury						(1,750)
Return of common stock to treasury (in Shares)						(1,750,000)
Additional Paid-in Capital [Member]
Balance	5,736,278	5,466,744	2,913,300	2,778,840	1,469,343	169,700	56,725
Common stock issued for cash	120,034	1,821,810	134,460	160,822	1,299,643	99,976	53,725
Common stock issued for debt		129,567		1,148,675
Warrants exercised for cash	149,500	24,916
Warrants exercised for debt		49,833
Stock options		527,318
Donated services						2,250	3,000
Return of common stock to treasury						1,749
Retained Earnings [Member]
Balance	(6,382,670)	(5,985,007)	(3,056,819)	(2,384,201)	(1,673,456)	(289,572)	(13,188)
Net loss	(397,663)	(2,928,188)	(672,618)	(710,745)	(1,383,884)	(232,499)	(12,363)
Accumulated Other Comprehensive Income (Loss) [Member]
Balance	(107,327)	(86,521)	(70,848)	(57,410)	(21,594)
Foreign currency exchange gain (loss)	$ (20,806)	$ (15,673)	$ (13,438)	$ (35,816)	$ (21,594)

Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended		12 Months Ended		97 Months Ended	100 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013
Cash flows provided by (used in) operating activities:
Net loss	$ (147,484)	$ (397,663)	$ (1,100,422)	$ (2,928,188)	$ (7,085,429)	$ (7,232,913)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Donated services and rent	20,000		30,000		44,250	64,250
Write-down of unproved mineral properties	6,000		83,159	15,470	324,315	330,315
Amortization	894	1,236	4,489	3,107	7,596	8,490
Stock based compensation				527,318	527,318	527,318
Changes in operating assets and liabilities:
Prepaids and other receivables	(1,851)	8,901	44,165	(7,584)	(991)	(2,842)
Accounts payable	15,207	87,166	95,343	10,018	302,018	317,225
Accrued liabilities	38,256	15,095	20,425	31,380	282,850	321,106
Due to related parties	70,949	192,718	595,243	395,451	1,838,829	1,909,778
Accrued interest on notes payable to related party	7,022	6,716	22,829	8,996	105,575	112,597
Net cash provided by (used in) operating activities	8,993	(85,831)	(204,769)	(1,944,032)	(3,653,669)	(3,644,676)
Cash flows used in investing activities:
Purchase of equipment				(19,820)	(19,820)	(19,820)
Acquisition of unproved mineral properties	(1,821)	(61,491)	(138,942)	(150,269)	(1,315,980)	(1,317,801)
Net cash used in investing activities	(1,821)	(61,491)	(138,942)	(170,089)	(1,335,800)	(1,337,621)
Cash flows provided by financing activities:
Cash received on issuance of notes payable to related party	29,772	57,000	131,032	306,889	1,292,311	1,322,083
Repayment of related party notes, including accrued interest		(56,553)	(56,553)	(14,382)	(70,935)	(70,935)
Proceeds from issuance of common stock		270,301	270,301	1,853,099	3,880,150	3,880,150
Net cash provided by financing activities	29,772	270,748	344,780	2,145,606	5,101,526	5,131,298
Effects of foreign currency exchange	(413)	(20,806)	(22,385)	(15,673)	(108,906)	(109,319)
Increase in cash	36,531	102,620	(21,316)	15,812	3,151	39,682
Cash, beginning	3,151	24,467	24,467	8,655
Cash, ending	39,682	127,087	3,151	24,467	3,151	39,682
Cash paid for:
Interest		$ (1,778)	$ (6,553)	$ (1,778)	$ (8,331)	$ (8,331)

Note 1 - Organization and Basis of Presentation	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Nature of Operations

Red Metal Resources Ltd. (the “Company”) was incorporated on January 10, 2005, under the laws of the State of Nevada.  On August 21, 2007, the Company acquired a 99% interest in Minera Polymet Limitada (“Polymet”), a limited liability company formed on August 21, 2007, under the laws of the Republic of Chile. The Company is involved in acquiring and exploring mineral properties in Chile.  The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

Unaudited Interim Consolidated Financial Statements

The unaudited interim financial statements of the Company have been prepared in accordance with United States generally accepted accounting principles (“GAAP”) for interim financial information and the rules and regulations of the Securities and Exchange Commission (“SEC”). They do not include all information and footnotes required by GAAP for complete financial statements. Except as disclosed herein, there have been no material changes in the information disclosed in the notes to the financial statements for the year ended January 31, 2013, included in the Company’s Annual Report on Form 10-K, filed with the SEC. The interim unaudited financial statements should be read in conjunction with those financial statements included in Form 10-K. In the opinion of management, all adjustments considered necessary for fair presentation, consisting solely of normal recurring adjustments, have been made. Operating results for the three month period ended April 30, 2013 are not necessarily indicative of the results that may be expected for the year ending January 31, 2014.

Recent Accounting Pronouncements

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

NOTE 1 – ORGANIZATION AND BASIS OF PRESENTATION

Nature of Operations

Red Metal Resources Ltd. (the “Company”) was incorporated on January 10, 2005, under the laws of the State of Nevada.  On August 21, 2007, the Company acquired a 99% interest in Minera Polymet Limitada (“Polymet”), a limited liability company formed on August 21, 2007, under the laws of the Republic of Chile. The Company is involved in acquiring and exploring mineral properties in Chile.  The Company has not determined whether its properties contain mineral reserves that are economically recoverable.

The Company’s consolidated financial statements are prepared on a going concern basis in accordance with US generally accepted accounting principles (“GAAP”) which contemplates the realization of assets and discharge liabilities and commitments in the normal course of business.  The Company is in the exploration stage.  It has generated only minimal operating revenues to date, and has accumulated losses of $7,085,429 since inception.  The Company has funded its operations through the issuance of capital stock and debt.  Management plans to raise additional funds through equity and/or debt financings, and by entering into joint venture agreements.  There is no certainty that further funding will be available as needed.  These factors raise substantial doubt about the ability of the Company to continue operating as a going concern.  The Company’s ability to continue its operations as a going concern, realize the carrying value of its assets, and discharge its liabilities in the normal course of business is dependent upon its ability to raise new capital sufficient to fund its commitments and ongoing losses, and ultimately on generating profitable operations.

Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars. The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, Polymet. All intercompany transactions and balances have been eliminated.

Reclassifications

Certain comparative amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the consolidated results of operations or financial position for any year presented.

Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproved mineral properties, asset retirement obligations, fair value of stock based transactions, and future deferred income tax rates.

Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life.  The liability accretes until the Company settles the obligation.  To date the Company has not incurred any measurable asset retirement obligations.

Long Lived Assets

The carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, other receivables, amounts due to related parties and accounts payable approximates their carrying value due to their short-term nature.

Foreign Currency Translation and Transaction

The functional currency for the Company’s foreign subsidiary is the Chilean peso.  The Company translates assets and liabilities to US dollars using year-end exchange rates, translates unproved mineral properties using historical exchange rates, and translates revenues and expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included as a component of other comprehensive loss.

Transactions denominated in currencies other than the functional currency of the legal entity are re-measured to the functional currency of the legal entity at the year-end exchange rates.  Any associated transactional currency re-measurement gains and losses are recognized in current operations.

Revenue Recognition

The Company records revenues and royalties from the sale of minerals when persuasive evidence of an arrangement exists, the minerals have been delivered to the customer and the risk of ownership or title has been transferred, and collectability is reasonably assured.

Income Taxes

Income taxes are determined using the liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment.  In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Loss per Share

The Company presents both basic and diluted loss per share (“LPS”) on the face of the statements of operations. Basic LPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted LPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted LPS excludes all dilutive potential shares if their effect is anti-dilutive.

Mineral Properties

Realization of the Company's investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Stock Options and Other Share-Based Compensation

For equity awards, such as stock options, total compensation cost is based on the grant date fair value and for liability awards, such as stock appreciation rights, total compensation cost is based on the settlement value. The company recognizes stock-based compensation expense for all awards over the service period required to earn the award, which is the shorter of the vesting period or the time period an employee becomes eligible to retain the award at retirement.

Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Note 3 - Related-Party Transactions	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]

NOTE 2 – RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

Due to Related Parties	April 30, 2013	January 31, 2013

Due to a company owned by an officer (a)	$279,684	$269,097
Due to a company controlled by directors (b)	916,488	894,377
Due to a company controlled by a major shareholder (a)	129,340	94,588
Due to a major shareholder (a)	50,945	50,920
Total due to related parties	$1,376,457	$1,308,982

Notes Payable to Related Parties	April 30, 2013	January 31, 2013

Note payable to a director (c)	$168,555	$136,532
Note payable to a chief financial officer (c)	9,390	9,210
Note payable to a major shareholder (c)	121,129	118,797
Note payable to a company controlled by directors (c)	70,449	69,589
Total notes payable to related parties	$369,523	$334,128

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10% per annum.

(c) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

During the three months ended April 30, 2013 and 2012 interest expense of $7,022 and $6,716, respectively, was incurred on the related party notes.

Transactions with Related Parties

During the three months ended April 30, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	April 30, 2013	April 30, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$10,000	$74,764
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	-	93,154
Administration and rental fees paid to a company controlled by a major shareholder	3,493	3,408
	$33,493	$171,326

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. In addition to direct expenses, the Company has also agreed to reimburse certain related parties for expenses they incurred on the Company’s behalf, including advertising, travel, and office expenses.

NOTE 3 – RELATED-PARTY TRANSACTIONS

The following amounts were due to related parties as at:

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	-
Due to an officer of Chilean subsidiary (a)	-	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$-	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

(a) Amounts are unsecured, are due on demand and bear no interest.

(b) Amount is unsecured, due on demand, and bears simple interest at 10%
(c) The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.

(d) The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

Transactions with Related Parties

During the years ended January 31, 2013 and 2012, the Company incurred the following direct expenses with related parties:

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	-
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	-	47,315
	$569,939	$1,060,647

These transactions were in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties. In addition to direct expenses, the Company has also agreed to reimburse certain related parties for expenses they incurred on the Company’s behalf, including advertising, travel, and office expenses.

During the year ended January 31, 2013, the Company recorded $30,000 in donated consulting services.

During the year ended January 31, 2013, debt owing by the Company to related parties of $191,823 was forgiven. The gain on the extinguishment of debt was recorded in additional paid-in capital.

Note 4 - Unproved Mineral Properties	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Unproved Mineral Properties [Abstract]
Unproved Mineral Properties [Text Block]

NOTE 3 – UNPROVED MINERAL PROPERTIES

At April 30, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims.

Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Impairment(4)	Balance, April 30, 2013
Farellon Project
Farellon Alto 1-8(1)	$580,234	$-	$4,710	$(4,838)	$580,106
Cecil	54,076	-	1,938	(8,032)	47,982
	634,310	-	6,648	(12,870)	628,088
Perth Project
Perth(3)	75,346	(37,500)	21,153	-	58,999

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	646	-	25,725
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	16,758	-	67,393
	142,955	-	18,390	-	161,345

Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$852,611	$(31,500)	$46,191	$(18,870)	$848,432

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See Perth Project discussion below.

(4) See abandoned claims below.

Perth Project

On April 30, 2013, the Company granted Geoactiva SpA (“Geoactiva”) an option to purchase 100% of the Perth Property through the execution of a mining option purchase agreement (the “Option Agreement”).

To maintain the option and acquire the property, Geoactiva agreed to pay the Company $1,000,000, of which $37,500 was paid on April 30, 2013, and incur exploration expenses over 48 months as set out in the following table

Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$37,500	$-
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$1,000,000	$3,500,000

Upon exercise of the Option Agreement and once the commercial production begins, Geoactiva will pay the Company Net Smelter Royalty (“NSR”) of 1.5% from the sale of gold, copper, and cobalt extracted from the Perth property. At any time after the exercise of the Option Agreement and Geoactiva’s fulfilment of the investment commitment of $3,500,000 in exploration expenditures, Geoactiva may purchase 100% of the NSR as follows:

Gold: paying $5 per inferred ounce of gold, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Copper: $0.005 per inferred ounce of copper, according to the definition of Inferred Mineral Resource in the CIM Definition Standards on Mineral Resources and Mineral Reserves.

Cobalt: If Geoactiva acquires the NSR with respect to gold, copper, or both, the NSR relating to cobalt will be terminated.

Abandoned claims

During the three months ended April 30, 2013, the Company wrote off $6,000 in payments for generative claims that it decided not to pursue. The Company also removed its liability on property taxes that were accrued on the Farellon 4 through 9, the Cecil 1-40 and the Burghley claims that it abandoned. The total property taxes accrued on these claims amounted to $12,870.

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of the Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Together, the Veta Negra and Exon claims were subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. The Pibe claim was subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.

NOTE 4 – UNPROVED MINERAL PROPERTIES

At January 31, 2013, the Company has three active projects, which it is currently exploring and evaluating: the Farellon, Perth, and Mateo. These properties consist of both mining and exploration claims. During the year ended January 31, 2013, the Company decided not to proceed with its Veta Negra Project and other generative claims and wrote off all acquisition costs associated with these properties.

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

(1) The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.

(2) The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

(3) See abandoned claims below.

Abandoned claims

During the year ended January 31, 2013, the Company abandoned the Veta Negra property and wrote off $81,233 in mineral property costs.

The project consisted of Veta Negra, Exon and Pibe mining claims as well as several exploration claims. Veta Negra and Exon claims were a subject to semi-annual option payments totaling $107,500 and a 1.5% royalty on the net sales of minerals extracted to a total of $500,000. Pibe claim was a subject to semi-annual option payments totaling $500,000 and a 1.5% royalty on the net sales of minerals extracted to a total of $1,000,000.

In addition, the Company abandoned several generative mineral claims with a paid cost of $1,926 as it decided not to pursue exploration of the claims.

Note 5 - Common Stock	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4 – COMMON STOCK

During the three months ended April 30, 2013, the Company did not have any transactions that resulted in issuance of its common stock.

Warrants	April 30, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

On April 5, 2013, the Company extended the term of the warrants issued as part of the April 7, 2011 private equity financing for an additional year, from April 7, 2013 to April 7, 2014, and lowered the exercise price to $0.10. The fair value of the modified warrants is $526,690.

The weighted average life and weighted average exercise price of the warrants at April 30, 2013 is 0.94 years and $0.12, respectively.

Options

There were no options issued during the three months ended April 30, 2013.

The 1,040,000 options issued on September 2, 2011 as part of the Red Metal Resources Ltd. 2011 Equity Incentive Plan and which were outstanding at April 30, 2013 have a weighted average life and exercise price of 0.34 years and $0.50, respectively.

NOTE 5 – COMMON STOCK

On April 12, 2012, the Company issued 267,335 units at a price of $0.45 per unit for cash of $120,301. Each unit consists of one common share and one share purchase warrant. Each share purchase warrant is exercisable at $0.65 for two years. A value of $nil was attributed to these warrants.

On March 5, 2012, warrants to purchase 400,000 shares of common stock were exercised at $0.30 per share.  The Company received $120,000 for this exercise.

On February 7, 2012, warrants to purchase 100,000 shares of common stock were exercised at $0.30 per share.  The Company received $30,000 for this exercise.

On April 7, 2011, the Company issued 6,723,333 units at a price of $0.30 per unit for a total of $2,017,000. Each unit consists of one share of common stock and one common share purchase warrant. The warrants have an exercise price of $0.50 per share and are exercisable for a period of two years. The warrants contain a call provision which allows the Company to call the warrants upon the occurrence of certain conditions. The net proceeds to the Company from the offering were $1,862,462 after legal fees of $95,638 and agent commissions of $58,900. The net proceeds included cash proceeds of $1,828,100 and converted loans in the amount of $130,000. Also, 196,333 common share purchase warrants were issued to agents in connection with this financing. A fair value of $73,263 was assigned to these warrants calculated using the Black-Scholes option price model using the following assumptions:

April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

During the year ended January 31, 2012, the Company issued 250,000 shares of common stock with the exercise of 250,000 warrants for cash proceeds of $24,999.

As part of the warrants exercised above, a $50,000 loan was converted into 166,667 shares.

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	-
Balance, January 31, 2013	7,187,001	7,459,666

The weighted average life and weighted average exercise price of the warrants at January 31, 2013, is 0.22 years and $0.51, respectively.

Options

There were no options issued during the year ended January 31, 2013.

On September 2, 2011, the Company adopted the Red Metal Resources Ltd. 2011 Equity Incentive Plan (the “Plan”) and reserved 1,600,000 shares of the Company’s common stock for awards under the Plan. The Plan will terminate 10 years from the date of adoption. On September 2, 2011, the Company’s board of directors granted 1,040,000 options to purchase the Company’s common stock to certain officers, directors, and consultants, including 230,000 options granted to each of the Company’s Chief Executive Officer, Chief Financial Officer, and Vice President of Exploration. The options are exercisable at $0.50 for a term of two years and vest upon grant.

The Company recorded $527,318 as employee stock-based expense, which was calculated using the following assumptions under the Black-Scholes option-pricing model:

September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

The weighted average life and weighted average exercise price of the 1,040,000 options outstanding at January 31, 2013, is 0.58 years and $0.50, respectively

Note 6 - Income Taxes	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
NOTE 6 – INCOME TAXES

The provision for income taxes differs from the amount that would have resulted in applying the combined federal statutory tax rate as follows:

	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$-	$-

Temporary differences that give rise to the following deferred income tax assets and liabilities at are:

	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$-	$-

 The Company has $2,948,256 of United States federal net operating loss carry forwards that may be offset against future taxable income. These losses expire as follows:

2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256

The Company also has $3,314,282 of Chilean tax losses.  The Chilean tax losses can be carried forward indefinitely.

Note 7 - Chilean Value Added Tax/ Impuesto Al Valor Agregado ("IVA")	12 Months Ended
Jan. 31, 2013
Value Added Tax Disclosure [Abstract]
Value Added Tax Disclosure [Text Block]
NOTE 7 – CHILEAN VALUE ADDED TAX / IMPUESTO AL VALOR AGREGADO ("IVA")

During the year ended January 31, 2013, the Company recorded $4,640 (2011 - $131,980) in Chilean Value Added Tax, which was included in operating costs. This IVA is recoverable from future IVA payable.  During the years ended January 31, 2013 and January 31, 2012, the Company received $0 in IVA tax recovered.

Note 8 - Subsequent Events	12 Months Ended
Jan. 31, 2013
Subsequent Events [Abstract]
Subsequent Events [Text Block]
NOTE 8 – SUBSEQUENT EVENTS

On February 11, 2013, the Company entered into a Memorandum of Understanding whereby a third party intends to acquire 100% of the Company’s interest in the Perth claims through the execution of a mining option purchase agreement. The third party has 60 days from February 11, 2013 to conduct its due diligence on the Perth Property. On April 5, 2013, the Company extended the Due Diligence period until May 11, 2013. The option agreement has a term of 48 months with semi-annual payments totaling $1,000,000 and accumulated expenditures to be incurred totalling $3,500,000. The claims are subject to a 1.5% royalty on the sales of minerals extracted.

Subsequent to January 31, 2013, the Company repriced 6,919,666 warrants from $0.50 to $0.10 and extended the expiration date from April 7, 2013 to April 7, 2014.

Accounting Policies, by Policy (Policies)	12 Months Ended
Jan. 31, 2013
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

These consolidated financial statements and related notes are presented in accordance with US GAAP, and are expressed in United States dollars. The Company has not produced revenues from its principal business and is an exploration stage company as defined by “Accounting and Reporting by Development Stage Enterprises.” These financial statements include the accounts of the Company and its wholly owned subsidiary, Polymet. All intercompany transactions and balances have been eliminated.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain comparative amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year’s presentation. These reclassifications had no effect on the consolidated results of operations or financial position for any year presented.

Use of Estimates, Policy [Policy Text Block]
Accounting Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect certain of the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience and various other factors it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. The most significant estimates with regard to these financial statements relate to carrying values of unproved mineral properties, asset retirement obligations, fair value of stock based transactions, and future deferred income tax rates.

Asset Retirement Obligations, Policy [Policy Text Block]
Asset Retirement Obligations

The Company records the fair value of an asset retirement obligation as a liability in the period in which it incurs an obligation associated with the retirement of tangible long-lived assets that result from the acquisition, construction, development and/or normal use of the assets. The estimated fair value of the asset retirement obligation is based on the current cost escalated at an inflation rate and discounted at a credit adjusted risk-free rate. This liability is capitalized as part of the cost of the related asset and amortized over its useful life.  The liability accretes until the Company settles the obligation.  To date the Company has not incurred any measurable asset retirement obligations.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Long Lived Assets

The carrying value of intangible assets and other long-lived assets is reviewed on a regular basis for the existence of facts or circumstances that may suggest impairment. The Company recognizes impairment when the sum of the expected undiscounted future cash flows is less than the carrying amount of the asset. Impairment losses, if any, are measured as the excess of the carrying amount of the asset over its estimated fair value.

Fair Value of Financial Instruments, Policy [Policy Text Block]
Fair Value of Financial Instruments

The estimated fair values for financial instruments are determined at points in time based on relevant market information. These estimates involve uncertainties and cannot be determined with precision. The estimated fair value of cash, other receivables, amounts due to related parties and accounts payable approximates their carrying value due to their short-term nature.

Foreign Currency Transactions and Translations Policy [Policy Text Block]
Foreign Currency Translation and Transaction

The functional currency for the Company’s foreign subsidiary is the Chilean peso.  The Company translates assets and liabilities to US dollars using year-end exchange rates, translates unproved mineral properties using historical exchange rates, and translates revenues and expenses using average exchange rates during the period. Exchange gains and losses arising from the translation of foreign entity financial statements are included as a component of other comprehensive loss.

Transactions denominated in currencies other than the functional currency of the legal entity are re-measured to the functional currency of the legal entity at the year-end exchange rates.  Any associated transactional currency re-measurement gains and losses are recognized in current operations.

Revenue Recognition, Policy [Policy Text Block]
Revenue Recognition

The Company records revenues and royalties from the sale of minerals when persuasive evidence of an arrangement exists, the minerals have been delivered to the customer and the risk of ownership or title has been transferred, and collectability is reasonably assured.

Income Tax, Policy [Policy Text Block]
Income Taxes

Income taxes are determined using the liability method.  Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.  The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes that date of enactment.  In addition, a valuation allowance is established to reduce any deferred tax asset for which it is determined that it is more likely than not that some portion of the deferred tax asset will not be realized.

The Company accounts for uncertainty in income taxes by applying a two-step method. First, it evaluates whether a tax position has met a more likely than not recognition threshold, and second, it measures that tax position to determine the amount of benefit, if any, to be recognized in the financial statements. The application of this method did not have a material effect on the Company's financial statements.

Earnings Per Share, Policy [Policy Text Block]
Loss per Share

The Company presents both basic and diluted loss per share (“LPS”) on the face of the statements of operations. Basic LPS is computed by dividing net loss available to common shareholders by the weighted average number of shares outstanding during the year. Diluted LPS gives effect to all dilutive potential common shares outstanding during the period including convertible debt, stock options, and warrants, using the treasury stock method. Diluted LPS excludes all dilutive potential shares if their effect is anti-dilutive.

Property, Plant and Equipment, Policy [Policy Text Block]
Mineral Properties

Realization of the Company's investment in and expenditures on mineral properties is dependent upon the establishment of legal ownership, the attainment of successful production from the properties or from the proceeds of their disposal.

Title to mineral properties involves certain inherent risks due to the difficulties of determining the validity of certain claims as well as the potential for problems arising from the frequently ambiguous conveyancing history characteristics of many mineral properties. To the best of its knowledge the Company believes all of its unproved mineral interests are in good standing and that it has title to all of these mineral interests.

The Company classifies its mineral rights as tangible assets and accordingly acquisition costs are capitalized as mineral property costs. Mineral exploration costs are expensed as incurred until commercially mineable deposits are determined to exist within a particular property.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock Options and Other Share-Based Compensation

For equity awards, such as stock options, total compensation cost is based on the grant date fair value and for liability awards, such as stock appreciation rights, total compensation cost is based on the settlement value. The company recognizes stock-based compensation expense for all awards over the service period required to earn the award, which is the shorter of the vesting period or the time period an employee becomes eligible to retain the award at retirement.

New Accounting Pronouncements, Policy [Policy Text Block]
Recently Adopted Accounting Guidance

The Company has reviewed recently issued accounting pronouncements and plans to adopt those that are applicable to it. It does not expect the adoption of these pronouncements to have a material impact on its financial position, results of operations or cash flows.

Note 3 - Related-Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Related Party Transactions [Abstract]
Schedule Of Related Party Transactions, By Related Party [Table Text Block]
Due to Related Parties	April 30, 2013	January 31, 2013

Due to a company owned by an officer (a)	$279,684	$269,097
Due to a company controlled by directors (b)	916,488	894,377
Due to a company controlled by a major shareholder (a)	129,340	94,588
Due to a major shareholder (a)	50,945	50,920
Total due to related parties	$1,376,457	$1,308,982
Notes Payable to Related Parties	April 30, 2013	January 31, 2013

Note payable to a director (c)	$168,555	$136,532
Note payable to a chief financial officer (c)	9,390	9,210
Note payable to a major shareholder (c)	121,129	118,797
Note payable to a company controlled by directors (c)	70,449	69,589
Total notes payable to related parties	$369,523	$334,128

	January 31, 2013	January 31, 2012

Due to a company owned by an officer (a)	$269,097	$190,608
Due to a company controlled by directors (b)	894,377	658,950
Due to a company controlled by a major shareholder (a)	94,588	51,957
Due to a major shareholders (a)	50,920	-
Due to an officer of Chilean subsidiary (a)	-	4,047
Total due to related parties	$1,308,982	$905,562

Note payable to a former related party (c)	$-	$56,164
Note payable to a director (d)	136,532	55,129
Note payable to a chief financial officer (d)	9,210	8,502
Note payable to a major shareholder (d)	118,797	53,115
Note payable to a company controlled by directors (d)	69,589	63,910
Total notes payable to related parties	$334,128	$236,820

Schedule of Related Party Transactions [Table Text Block]
	April 30, 2013	April 30, 2012

Consulting fees paid or accrued to a company owned by the Chief Financial Officer	$10,000	$74,764
Consulting fees donated by a company owned by the Chief Financial Officer	20,000	-
Mineral exploration fees paid to a company controlled by two directors	-	93,154
Administration and rental fees paid to a company controlled by a major shareholder	3,493	3,408
	$33,493	$171,326

	January 31, 2013	January 31, 2012

Consulting fees and other business expenses paid to a company owned by the Chief Financial Officer	$163,071	$298,397
Consulting fees donated by a company owned by the Chief Financial Officer	30,000	-
Investor relations and mineral exploration and other business expenses paid to a company controlled by two directors	359,338	665,945
Administration and rental fees paid to a company controlled by a major shareholder	17,530	48,990
Administration expenses paid to an officer of the Company’s Chilean subsidiary	-	47,315
	$569,939	$1,060,647

Note 4 - Unproved Mineral Properties (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Unproved Mineral Properties [Abstract]
Schedule of Unproved Mineral Properties [Table Text Block]
Mineral Claims	Balance, January 31, 2013	Additions / Payments	Property Taxes Paid / Accrued	Impairment(4)	Balance, April 30, 2013
Farellon Project
Farellon Alto 1-8(1)	$580,234	$-	$4,710	$(4,838)	$580,106
Cecil	54,076	-	1,938	(8,032)	47,982
	634,310	-	6,648	(12,870)	628,088
Perth Project
Perth(3)	75,346	(37,500)	21,153	-	58,999

Mateo Project
Margarita	19,099	-	476	-	19,575
Che (2)	25,079	-	646	-	25,725
Irene	48,142	-	510	-	48,652
Mateo	50,635	-	16,758	-	67,393
	142,955	-	18,390	-	161,345

Generative Claims	-	6,000	-	(6,000)	-

Total Costs	$852,611	$(31,500)	$46,191	$(18,870)	$848,432

Mineral Claims	Balance, January 31, 2012	Additions	Property Taxes Paid / Accrued	Impairment	Balance, January 31, 2013
Farellon Project
Farellon Alto 1-8(1)	$552,976	$13,142	$14,116	$-	$580,234
Cecil	41,746	-	12,330	-	54,076
	594,722	13,142	26,446	-	634,310
Perth Project
Perth	19,371	20,031	35,944	-	75,346

Mateo Project
Margarita	18,195	-	904	-	19,099
Che (2)	23,895	-	1,184	-	25,079
Irene	47,174	-	968	-	48,142
Mateo	33,065	15,634	1,936	-	50,635
	122,329	15,634	4,992	-	142,955
Veta Negra Project(3)
Veta Negra	18,480	9,247	10,129	(37,856)	-
Pibe	40,000	-	3,377	(43,377)	-
	58,480	9,247	13,506	(81,233)	-

Generative Claims	1,926	-	-	(1,926)	-

Total Costs	$796,828	$58,054	$80,888	(83,159)	$852,611

Schedule of Payments Required to Maintain the Option and Acquire the Property [Table Text Block]
Date	Option Payments	Exploration Expenditures
April 30, 2013 (paid)	$37,500	$-
October 30, 2013	37,500	-
April 30, 2014	50,000	500,000
October 30, 2014	50,000	-
April 30, 2015	100,000	1,000,000
October 30, 2015	100,000	-
April 30, 2016	125,000	1,000,000
October 30, 2016	250,000	-
April 30, 2017	250,000	1,000,000
Total	$1,000,000	$3,500,000

Note 5 - Common Stock (Tables)	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013
Note 5 - Common Stock (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Warrants	April 30, 2013	January 31, 2013
Opening Balance	7,187,001	7,459,666
Granted	-	267,335
Exercised	-	(500,000)
Expired	-	(40,000)
Closing Balance	7,187,001	7,187,001

Warrants	January 31, 2013	January 31, 2012
Balance, January 31, 2012	7,459,666	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)	-
Balance, January 31, 2013	7,187,001	7,459,666

Share Based Compensation [Member]
Note 5 - Common Stock (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
September 2, 2011
Risk-free interest rate	0.20%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Warrant [Member]
Note 5 - Common Stock (Tables) [Line Items]
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
April 7, 2011
Risk-free interest rate	0.81%
Expected life of options (years)	2
Expected annualized volatility	246%
Expected dividend rate	-%

Note 6 - Income Taxes (Tables)	12 Months Ended
Jan. 31, 2013
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	January 31, 2013	January 31, 2012
Loss before discontinued operations and non-controlling interest	$(1,100,422)	$(2,928,189)
Statutory income tax rate	34%	34%
Expected in tax recovery at statutory income tax rates	$(374,143)	$(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$-	$-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	January 31, 2013	January 31, 2012
Deferred income tax assets
Federal loss carryforwards	$1,002,407	$824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
2026	$1,188
2027	14,932
2028	231,644
2029	430,210
2030	378,766
2031	508,891
2032	858,698
2033	523,927
$2,948,256

Note 1 - Organization and Basis of Presentation (Details) (USD $)	97 Months Ended
	Jan. 31, 2013	Aug. 21, 2007
Disclosure Text Block [Abstract]
Business Acquisition, Percentage of Voting Interests Acquired		99.00%
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest (in Dollars)	$ (7,085,429)

Note 3 - Related-Party Transactions (Details) (USD $)	3 Months Ended			12 Months Ended		97 Months Ended	100 Months Ended	12 Months Ended	0 Months Ended					12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013	Jan. 31, 2013 Company Controlled by Directors [Member]	Mar. 13, 2012 Former Related Party [Member] Principal [Member]	Mar. 13, 2012 Former Related Party [Member] Accumulated Interest [Member]	Mar. 13, 2012 Former Related Party [Member]	Apr. 30, 2013 Beneficial Owner [Member]	Jan. 31, 2013 Beneficial Owner [Member]	Jan. 31, 2013 Related Parties [Member]	Apr. 30, 2013 Related Party A [Member]
Note 3 - Related-Party Transactions (Details) [Line Items]
Related Party Transaction, Rate								10.00%
Debt Instrument, Interest Rate, Stated Percentage											6.00%	8.00%	8.00%		10.00%
Repayments of Related Party Debt			$ 56,553	$ 56,553	$ 14,382	$ 70,935	$ 70,935		$ 50,000	$ 6,553
Related Party Transaction, Expenses from Transactions with Related Party		30,000
Extinguishment of Debt, Amount														191,823
Interest Expense, Related Party (in Dollars)	$ 7,022		$ 6,716

Note 3 - Related-Party Transactions (Details) - Related Party Transactions (USD $)	Apr. 30, 2013		Jan. 31, 2013		Jan. 31, 2012
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties	$ 1,376,457		$ 1,308,982		$ 905,562
Notes payable to related parties	369,523		334,128		236,820
Company Owned by Officer [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties	279,684	[1]	269,097	[1]	190,608	[1]
Director [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties	916,488	[2]	894,377	[2],[3]	658,950	[3]
Notes payable to related parties	168,555	[4]	136,532	[4]	55,129	[4]
Company Controlled By Major Shareholder [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties	129,340	[1]	94,588	[1]	51,957	[1]
Majority Shareholder [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties	50,945	[1]	50,920	[1]		[1]
Notes payable to related parties	121,129	[4]	118,797	[4]	53,115	[4]
Subsidiary of Common Parent [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Due to related parties				[1]	4,047	[1]
Related Party [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Notes payable to related parties				[4]	56,164	[4]
Chief Financial Officer [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Notes payable to related parties	9,390	[4]	9,210	[4]	8,502	[4]
Company Controlled by Directors [Member]
Note 3 - Related-Party Transactions (Details) - Related Party Transactions [Line Items]
Notes payable to related parties	$ 70,449	[4]	$ 69,589	[4]	$ 63,910	[4]

[1]	Amounts are unsecured, are due on demand and bear no interest.
[2]	Amount is unsecured, due on demand, and bears simple interest at 10% per annum.
[3]	The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.
[4]	The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

Note 3 - Related-Party Transactions (Details) - Expenses with Related Parties (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction	$ 33,493	$ 171,326	$ 569,939	$ 1,060,647
Consulting Fees Paid [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			163,071	298,397
Consulting Fees Donated [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			30,000
Investor Relations and Mineral Exploration Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			359,338	665,945
Administration and Rental Fees [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction			17,530	48,990
Administration Expenses Paid To Subsidiary [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Amounts of Transaction				$ 47,315

Note 4 - Unproved Mineral Properties (Details) (USD $)	3 Months Ended			12 Months Ended		97 Months Ended	100 Months Ended	3 Months Ended		12 Months Ended						3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended	51 Months Ended	3 Months Ended			12 Months Ended	3 Months Ended			12 Months Ended
	Apr. 30, 2013	Apr. 04, 2013		Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2013	Apr. 30, 2013	Apr. 04, 2013 Farellon Alto [Member]		Jan. 31, 2013 Farellon Alto [Member]	Apr. 30, 2013 Farellon Alto [Member]	Apr. 30, 2013 Farellon Alto [Member] Maximum [Member]	Jan. 31, 2013 Farellon Alto [Member] Maximum [Member]	Apr. 30, 2013 Farellon Alto [Member] Minimum [Member]	Jan. 31, 2013 Farellon Alto [Member] Minimum [Member]	Apr. 04, 2013 Che [Member]	Jan. 31, 2013 Che [Member]	Oct. 31, 2012 Che [Member]	Apr. 30, 2013 Veta Negra [Member]	Jan. 31, 2013 Veta Negra [Member]	Jul. 31, 2012 Exon Claim [Member]	Oct. 31, 2012 Exon Claim [Member]	Jan. 31, 2013 Exon Claim [Member]	Oct. 31, 2012 Pibe [Member]	Jan. 31, 2013 Pibe [Member]	Apr. 30, 2013 Perth Project [Member]	Apr. 04, 2013 Perth Project [Member]	Jan. 31, 2013 Perth Project [Member]	Apr. 30, 2017 Perth Project [Member]	Apr. 30, 2013 Generative Claims [Member]	Apr. 04, 2013 Generative Claims [Member]		Jan. 31, 2013 Generative Claims [Member]	Apr. 30, 2013 Farellon Project [Member]	Apr. 04, 2013 Farellon Project [Member]		Jan. 31, 2013 Farellon Project [Member]	Apr. 30, 2017 Geoactiva [Member]	Apr. 30, 2013 Geoactiva [Member]
Note 4 - Unproved Mineral Properties (Details) [Line Items]
Royalty Percentage of Mineral Sales										1.50%	1.50%						1.00%	1.00%				1.50%	1.50%	1.50%	1.50%	1.50%
Royalty Guarantees, Commitments, Amount												$ 600,000	$ 600,000	$ 1,000	$ 1,000		$ 100,000	$ 100,000				$ 500,000	$ 500,000	$ 1,000,000	$ 1,000,000
Asset Impairment Charges	6,000			83,159	15,470	324,314	330,314													81,233	1,926		1,926
Future Payments To Acquire Land																						107,500	107,500	500,000	500,000	1,000,000
Proceeds from License Fees Received																										37,500			1,000,000
Exploration Investment Commitment																																						3,500,000	3,500,000
Exploration Abandonment and Impairment Expense		$ 18,870	[1]	$ (83,159)				$ 4,838	[1],[2]	$ 0 [2]						[1],[3]	$ 0 [3]		$ 81,233	$ (37,856) [1]					$ (43,377) [1]		[1],[4]	$ 0		$ 6,000	$ 6,000	[1]	$ (1,926)	$ 12,870	$ 12,870	[1]	$ 0

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.
[4]	See Perth Project discussion below.

Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties (USD $)	3 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 04, 2013		Jan. 31, 2013		Jan. 31, 2012
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	$ 848,432				$ 852,611		$ 796,828
Additions	(31,500)				58,054
Property Taxes Paid/Accrued					80,888
Impairment			18,870	[1]	(83,159)
Farellon Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	628,088				634,310		594,722
Additions					13,142
Property Taxes Paid/Accrued					26,446
Impairment	12,870		12,870	[1]	0
Farellon Alto [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	580,106	[2]			580,234	[2]	552,976	[2]
Additions		[2]			13,142	[2]
Property Taxes Paid/Accrued					14,116	[2]
Impairment			4,838	[1],[2]	0	[2]
Cecil [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	47,982				54,076		41,746
Additions					0
Property Taxes Paid/Accrued					12,330
Impairment			8,032	[1]	0
Perth Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	58,999	[3]			75,346	[3]	19,371
Additions	(37,500)	[3]			20,031
Property Taxes Paid/Accrued					35,944
Impairment				[1],[3]	0
Mateo Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	161,345				142,955		122,329
Additions					15,634
Property Taxes Paid/Accrued					4,992
Impairment				[1]	0
Margarita [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	19,575				19,099		18,195
Additions					0
Property Taxes Paid/Accrued					904
Impairment				[1]	0
Che [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	25,725	[4]			25,079	[4]	23,895	[4]
Additions		[4]			0	[4]
Property Taxes Paid/Accrued					1,184	[4]
Impairment				[1],[4]	0	[4]
Irene [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	48,652				48,142		47,174
Additions					0
Property Taxes Paid/Accrued					968
Impairment				[1]	0
Mateo [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance	67,393				50,635		33,065
Additions					15,634
Property Taxes Paid/Accrued					1,936
Impairment				[1]	0
Veta Negra Project [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance							58,480
Additions					9,247
Property Taxes Paid/Accrued					13,506
Impairment					(81,233)
Veta Negra [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance						[1]	18,480	[1]
Additions					9,247	[1]
Property Taxes Paid/Accrued					10,129	[1]
Impairment	81,233				(37,856)	[1]
Pibe [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance						[1]	40,000	[1]
Additions					0	[1]
Property Taxes Paid/Accrued					3,377	[1]
Impairment					(43,377)	[1]
Generative Claims [Member]
Note 4 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties [Line Items]
Balance							1,926
Additions	6,000
Impairment	$ 6,000		$ 6,000	[1]	$ (1,926)

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	See Perth Project discussion below.
[4]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

Note 5 - Common Stock (Details) (USD $)	0 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended		24 Months Ended	97 Months Ended	100 Months Ended			12 Months Ended	0 Months Ended	1 Months Ended		3 Months Ended	12 Months Ended	0 Months Ended
	Sep. 02, 2011	Apr. 07, 2011	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2014	Jan. 31, 2013	Apr. 30, 2013	Apr. 05, 2013	Apr. 12, 2012	Jan. 31, 2012 Warrant Exercises [Member]	Apr. 07, 2011 Warrants Issued To Agents In Connection With The Financing [Member]	Mar. 31, 2012 Warrant [Member]	Feb. 29, 2012 Warrant [Member]	Apr. 30, 2013 Warrant [Member]	Jan. 31, 2013 Warrant [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Certain Officers, Directors, And Consultants [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Chief Executive Officer [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Chief Financial Officer [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member] Vice President of Exploration [Member]	Sep. 02, 2011 2011 Equity Incentive Plan [Member]	Apr. 07, 2011 Cash Proceeds [Member]
Note 5 - Common Stock (Details) [Line Items]
Shares, Issued		6,723,333											267,335
Development Stage Entities, Equity Issuance, Per Share Amount (in Dollars per share)		$ 0.3	$ 0.45
Common Stock, Value, Issued (in Dollars)		$ 2,017,000			$ 17,957		$ 17,957	$ 17,190		$ 17,957	$ 17,957		$ 120,301
Investment Warrants, Exercise Price (in Dollars per share)									$ 0.65							$ 0.3	$ 0.3
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																400,000	100,000
Proceeds from Warrant Exercises (in Dollars)				120,000				24,999									30,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)		0.5										0.1
Warrants, Exercisable Term		2 years
Proceeds from Issuance of Common Stock (in Dollars)		1,862,462				270,301	270,301	1,853,099		3,880,150	3,880,150														1,828,100
Legal Fees (in Dollars)		95,638
Payments for Commissions (in Dollars)		58,900
Proceeds from Convertible Debt (in Dollars)		130,000
Issuance of Warrants For Services, Number															196,333
Issuance of Stock and Warrants for Services or Claims (in Dollars)															73,263
Stock Issued During Period, Shares, Conversion of Convertible Securities														250,000
Warrants Excercised, Number								250,000
Debt Conversion, Original Debt, Amount (in Dollars)								50,000
Debt Conversion, Converted Instrument, Shares Issued								166,667
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term					124 days		211 days											343 days	80 days
Warrant Weighted Average Exercise Price (in Dollars per share)																		$ 0.12	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																								1,600,000
Plan Term																								10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																				1,040,000	230,000	230,000	230,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)																								$ 0.5
Term of Granted Options																								2 years
Allocated Share-based Compensation Expense (in Dollars)	527,318
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number					1,040,000		1,040,000			1,040,000	1,040,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price (in Dollars per share)					$ 0.5		$ 0.5			$ 0.5	$ 0.5
Warrants Not Settleable in Cash, Fair Value Disclosure (in Dollars)					$ 526,690						$ 526,690
Warrant Weighted Average Exercise Price																		$ 0.12	$ 0.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price					$ 0.5		$ 0.5			$ 0.5	$ 0.5

Note 5 - Common Stock (Details) - Warrants Fair Value Assumptions (Warrant [Member])	0 Months Ended
Apr. 07, 2011
Warrant [Member]
Note 5 - Common Stock (Details) - Warrants Fair Value Assumptions [Line Items]
Risk-free interest rate	0.81%
Expected life of options (years)	2 years
Expected annualized volatility	246.00%

Note 5 - Common Stock (Details) - Stockholders' Equity Note, Warrants	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013
Stockholders' Equity Note, Warrants [Abstract]
Balance	7,459,666	790,000	7,187,001
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)
Balance	7,187,001	7,459,666	7,187,001

Note 5 - Common Stock (Details) - Stock Based Compensation Fair Value Assumptions (Employee Stock Option [Member])	0 Months Ended
Sep. 02, 2011
Employee Stock Option [Member]
Note 5 - Common Stock (Details) - Stock Based Compensation Fair Value Assumptions [Line Items]
Risk-free interest rate	0.20%
Expected life of options (years)	2 years
Expected annualized volatility	246.00%

Note 6 - Income Taxes (Details) (USD $)	Jan. 31, 2013	Jan. 31, 2012
Note 6 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 1,002,407	$ 824,272
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	477,224	471,928
United States [Member]
Note 6 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	2,948,256
Chilean [Member]
Note 6 - Income Taxes (Details) [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	$ 3,314,282

Note 6 - Income Taxes (Details) - Effective Income Tax Rate Reconciliation (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012
Effective Income Tax Rate Reconciliation [Abstract]
Loss before discontinued operations and non-controlling interest	$ (1,100,422)	$ (2,928,189)
Statutory income tax rate	34.00%	34.00%
Expected in tax recovery at statutory income tax rates	(374,143)	(995,584)
Non-deductible expenses	157,142	196,535
Difference in foreign tax rates	19,433	253,546
Change in valuation allowance	197,568	545,503
Income tax recovery	$ 0	$ 0

Note 6 - Income Taxes (Details) - Deferred Income Tax Assets and Liabilities (USD $)	Jan. 31, 2013	Jan. 31, 2012
Deferred income tax assets
Federal loss carryforwards	$ 1,002,407	$ 824,272
Foreign loss carryforwards	477,224	471,928
Mineral properties	55,134	40,997
	1,534,765	1,337,197
Valuation allowance	(1,534,765)	(1,337,197)
	$ 0	$ 0

Note 6 - Income Taxes (Details) - Expiration of Operating Loss Carryforwards (USD $)	12 Months Ended
Jan. 31, 2013
Operating Loss Carryforwards [Line Items]
Expiration Amount	$ 2,948,256
Expiration 1 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2026
Expiration Amount	1,188
Expiration 2 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2027
Expiration Amount	14,932
Expiration 3 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2028
Expiration Amount	231,644
Expiration 4 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2029
Expiration Amount	430,210
Expiration 5 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2030
Expiration Amount	378,766
Expiration 6 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2031
Expiration Amount	508,891
Expiration 7 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2032
Expiration Amount	858,698
Expiration 8 [Member]
Operating Loss Carryforwards [Line Items]
Expiration Year	Dec 31, 2033
Expiration Amount	$ 523,927

Note 7 - Chilean Value Added Tax/ Impuesto Al Valor Agregado ("IVA") (Details) (USD $)	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
Value Added Tax Disclosure [Abstract]
IVA. Expense	$ 4,640		$ 131,980
IVA. Tax Recovery	$ 0	$ 0

Note 8 - Subsequent Events (Details) (USD $)	Apr. 05, 2013	Apr. 07, 2011	Apr. 04, 2013 Subsequent Event [Member] Old Price [Member] Warrants To Be Re-Priced [Member]	Apr. 04, 2013 Subsequent Event [Member] New Price [Member] Warrants To Be Re-Priced [Member]	Feb. 11, 2013 Subsequent Event [Member] Mining Option Purchase Agreement - Perth Claims [Member]	Apr. 04, 2013 Subsequent Event [Member] Warrants To Be Re-Priced [Member]
Note 8 - Subsequent Events (Details) [Line Items]
Percentage of Interest in Claims To Be Acquired					100.00%
Option Agreement Term					48 months
Option Agreement, Semi-Annual Payments, Amount (in Dollars)					$ 1,000,000
Option Agreement, Accumulated Expenditures To Be Incurred (in Dollars)					$ 3,500,000
Royalty Percentage of Mineral Sales					1.50%
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						6,919,666
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	0.1	0.5	0.5	0.1

Note 2 - Related-Party Transactions (Details) - Related party transactions (USD $)	Apr. 30, 2013		Jan. 31, 2013		Jan. 31, 2012
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	$ 1,376,457		$ 1,308,982		$ 905,562
Note payable to	369,523		334,128		236,820
Company Owned by Officer [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	279,684	[1]	269,097	[1]	190,608	[1]
Director [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	916,488	[2]	894,377	[2],[3]	658,950	[3]
Note payable to	168,555	[4]	136,532	[4]	55,129	[4]
Company Controlled By Major Shareholder [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	129,340	[1]	94,588	[1]	51,957	[1]
Majority Shareholder [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Due to	50,945	[1]	50,920	[1]		[1]
Note payable to	121,129	[4]	118,797	[4]	53,115	[4]
Chief Financial Officer [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Note payable to	9,390	[4]	9,210	[4]	8,502	[4]
Company Controlled by Directors [Member]
Note 2 - Related-Party Transactions (Details) - Related party transactions [Line Items]
Note payable to	$ 70,449	[4]	$ 69,589	[4]	$ 63,910	[4]

[1]	Amounts are unsecured, are due on demand and bear no interest.
[2]	Amount is unsecured, due on demand, and bears simple interest at 10% per annum.
[3]	The note payable was due on demand, unsecured and bore interest at 6% per annum. The principle of $50,000 and accumulated interest of $6,553 were paid in full on March 13, 2012.
[4]	The notes payable to related parties are due on demand, unsecured and bear interest at 8% per annum.

Note 2 - Related-Party Transactions (Details) - Expenses with related parties (USD $)	3 Months Ended		12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Jan. 31, 2013	Jan. 31, 2012
Related Party Transaction [Line Items]
Related party transactions	$ 33,493	$ 171,326	$ 569,939	$ 1,060,647
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Related party transactions	10,000	74,764
Company Owned by Officer [Member]
Related Party Transaction [Line Items]
Related party transactions	20,000
Director [Member]
Related Party Transaction [Line Items]
Related party transactions		93,154
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 3,493	$ 3,408

Note 3 - Unproved Mineral Properties (Details) - Acquiring and Maintaining Unproved Mineral Properties (USD $)	3 Months Ended				12 Months Ended
	Apr. 30, 2013		Apr. 04, 2013		Jan. 31, 2013		Jan. 31, 2012
Farellon Project
Balance	$ 848,432				$ 852,611		$ 796,828
Additions/Payments	(31,500)				58,054
Property Taxes Paid/Accrued	46,191
Impairment			(18,870)	[1]	83,159
Farellon Alto [Member]
Farellon Project
Balance	580,106	[2]			580,234	[2]	552,976	[2]
Additions/Payments		[2]			13,142	[2]
Property Taxes Paid/Accrued	4,710	[2]
Impairment			(4,838)	[1],[2]	0	[2]
Cecil [Member]
Farellon Project
Balance	47,982				54,076		41,746
Additions/Payments					0
Property Taxes Paid/Accrued	1,938
Impairment			(8,032)	[1]	0
Farellon Project [Member]
Farellon Project
Balance	628,088				634,310		594,722
Additions/Payments					13,142
Property Taxes Paid/Accrued	6,648
Impairment	(12,870)		(12,870)	[1]	0
Perth Project [Member]
Farellon Project
Balance	58,999	[3]			75,346	[3]	19,371
Additions/Payments	(37,500)	[3]			20,031
Property Taxes Paid/Accrued	21,153	[3]
Impairment				[1],[3]	0
Margarita [Member]
Farellon Project
Balance	19,575				19,099		18,195
Additions/Payments					0
Property Taxes Paid/Accrued	476
Impairment				[1]	0
Che [Member]
Farellon Project
Balance	25,725	[4]			25,079	[4]	23,895	[4]
Additions/Payments		[4]			0	[4]
Property Taxes Paid/Accrued	646	[4]
Impairment				[1],[4]	0	[4]
Irene [Member]
Farellon Project
Balance	48,652				48,142		47,174
Additions/Payments					0
Property Taxes Paid/Accrued	510
Impairment				[1]	0
Mateo [Member]
Farellon Project
Balance	67,393				50,635		33,065
Additions/Payments					15,634
Property Taxes Paid/Accrued	16,758
Impairment				[1]	0
Mateo Project [Member]
Farellon Project
Balance	161,345				142,955		122,329
Additions/Payments					15,634
Property Taxes Paid/Accrued	18,390
Impairment				[1]	0
Generative Claims [Member]
Farellon Project
Balance							1,926
Additions/Payments	6,000
Impairment	$ (6,000)		$ (6,000)	[1]	$ 1,926

[1]	See abandoned claims below.
[2]	The claim is subject to a 1.5% royalty on the net sales of minerals extracted from the property to a total of $600,000. The royalty payments are due monthly once exploitation begins, and are subject to minimum payments of $1,000 per month. The Company has no obligation to pay the royalty if it does not commence exploitation.
[3]	See Perth Project discussion below.
[4]	The claims are subject to a 1% royalty on the net sales of minerals extracted from the property to a total of $100,000. The royalty payments are due monthly once exploitation begins and are not subject to minimum payments. The Company has no obligation to pay the royalty if it does not commence exploitation.

Note 3 - Unproved Mineral Properties (Details) - Perth Option Agreement, Geoactiva Acquisition Commitments (USD $)	6 Months Ended												3 Months Ended	51 Months Ended
	Apr. 30, 2017 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2016 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2016 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2015 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2015 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2014 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2014 Scenario, Forecast [Member] Perth Project [Member]	Oct. 30, 2013 Scenario, Forecast [Member] Perth Project [Member]	Apr. 30, 2017 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2016 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2015 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2014 Scenario, Forecast [Member] Geoactiva [Member]	Apr. 30, 2013 Perth Project [Member]	Apr. 30, 2017 Perth Project [Member]	Apr. 30, 2017 Geoactiva [Member]	Apr. 30, 2013 Geoactiva [Member]
Note 3 - Unproved Mineral Properties (Details) - Perth Option Agreement, Geoactiva Acquisition Commitments [Line Items]
Option Payments	$ 250,000	$ 250,000	$ 125,000	$ 100,000	$ 100,000	$ 50,000	$ 50,000	$ 37,500					$ 37,500	$ 1,000,000
Exploration Expenditures									$ 1,000,000	$ 1,000,000	$ 1,000,000	$ 500,000			$ 3,500,000	$ 3,500,000

Note 4 - Common Stock (Details) - Stockholders' Equity Note, Warrants	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013	Jan. 31, 2011
Stockholders' Equity Note, Warrants [Abstract]0
	7,187,001	7,459,666	7,187,001	790,000
Granted	267,335	6,919,666
Exercised	(500,000)	(250,000)
Expired	(40,000)